Accounts Receivable, Net - Schedule of Accounts Receivable (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Accounts Receivable [Abstract]
Accounts receivable	¥ 85,898,085	$ 11,999,286	¥ 57,799,537
Allowance for credit losses related to accounts receivable	(17,910,167)	(2,501,909)	(19,102,954)
Total accounts receivable, net	¥ 67,987,919	$ 9,497,377	¥ 38,696,583